Note 15 - Preferred Shares (Details Textual) - USD ($)				12 Months Ended			24 Months Ended
	Jan. 30, 2021	Jan. 29, 2019	Jan. 27, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 29, 2021	May 30, 2018
Preferred Stock, Shares Authorized				20,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.01
Dividends, Paid-in-kind, Total				$ 565,229
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock			$ 29,000,000
Preferred Stock, Redemption Price Per Share			$ 1,000
Preferred Stock, Shares Issued, Total								19,042
Dividends, Paid-in-kind, Total				$ 600,000
Preferred Stock, Dividends Per Share, Declared				$ 28.83
Preferred Stock, Redemption Amount				$ 19,607,358
Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock, Dividend Rate, Percentage	14.00%						12.00%
Series B Preferred Stock [Member] | Subsequent Event [Member]
Preferred Stock, Dividend Rate, Percentage		40.00%
Preferred Stock Additional Cash Dividend Under Specified Conditions Percentage		40.00%
Preferred Stock Convertible Initial Conversion Price		$ 31.64
Series B Preferred Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Preferred Stock, Dividend Rate, Percentage		5.00%
Preferred Stock Additional Cash Dividend Under Other Specified Conditions Percentage		100.00%
Series B Preferred Stock [Member] | Minimum [Member] | Subsequent Event [Member]
Preferred Stock, Dividend Rate, Percentage		0.00%
Preferred Stock Additional Cash Dividend Under Other Specified Conditions Percentage		5.00%
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues			25,000
Preferred Friends Investment Company, Inc [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues			5,700